Revenue from petroleum and natural gas sales	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue From Petroleum And Natural Gas Sales [Abstract]
Revenue from petroleum and natural gas sales [Text Block]

18. Revenue from petroleum and natural gas sales

The amount of each significant category of revenue recognized for the years ended December 31, 2021 and 2020 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Crude oil	$70,355,730	$3,895,275
Natural gas	14,227,670	315,374
Natural gas liquids	13,334,390	225,430
	$97,917,790	$4,436,079